UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,752,989)	$ (6,572,723)	$ (14,712,850)	$ (57,702,015)
Net income (loss) from discontinued operations	2,591,239	(1,029,656)
Net loss from continuing operations	(4,344,228)	(5,543,067)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Allowance for expected credit losses	872,122	246,883	1,029,317	759,782
Depreciation and amortization	1,286,804	1,289,747	2,587,556	1,323,467
Stock-based compensation	643,861	764,036	1,124,519	896,537
Amortization of right-of-use assets	4,959	41,815	66,220	55,459
Loss on issuance of SEPA	145,174	0
Loss on extinguishment of loan	0	126,125	221,202	645,979
Gain on extinguishment of ELOC			(42,394)	0
Loss on termination of lease			140,709	0
Deferred income taxes			51,814	(1,679,404)
Amortization of discount on note payable			0	7,000
Goodwill impairment charges			0	56,675,210
Shares issued as part of stock grants to vendors			0	98,000
Loss on issuance of financial instruments	0	138,020	668,020	2,513,234
Change in fair value of financial instruments	32,101	1,416,296	1,450,271	(6,176,097)
Gain on extinguishment of financial liabilities	(367,809)	0
Changes in operating assets and liabilities:
Accounts receivable	(861,915)	(707,666)	(1,833,791)	(1,094,190)
Due from related party	(10,859)	290,534	227,042	254,378
Prepaids and other current assets	(124,520)	53,076	173,163	(202,245)
Encompass Purchase liability			386,082	0
Accounts payable and accrued liabilities	224,968	711,043	4,235,940	(1,446,302)
Deferred revenue			836,671	(414,710)
Due to related parties			0	(210,755)
Operating lease liabilities	(4,959)	(34,324)	(55,224)	(92,870)
Net cash used in operating activities - continuing operations	(2,504,301)	(1,207,482)
Net cash (used in) provided by operating activities - discontinued operations	(1,121,615)	442,388
Net cash used in operating activities	(3,625,916)	(765,094)	(3,445,733)	(5,789,542)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of long-term investments	(100,000)	0
Net cash used in investing activities- continuing operations	(100,000)	0
Net cash used in investing activities- discontinued operations	(28,752)	(15,466)
Cash acquired from Business Combination- iDoc			0	29,123
Purchases of fixed assets			(29,928)	(55,267)
Net cash used in investing activities	(128,752)	(15,466)	(29,928)	(26,144)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment on advances of related party			0	(47,800)
Repayment on Extension Note			0	(335,750)
Payments on Exchange note				(61,429)
Repayment on Additional Bridge Financing			0	(52,680)
Payments on September 2024 Convertible Note				(38,889)
Payments due on acquisition purchase			(44)	(5,150)
Proceeds from reverse recapitalization with DHAC			0	1,323,362
Repayment of notes payable	(780,290)	0	(148,576)	(38,200)
Payment to shareholder	0	(10,000)	(10,000)	0
Proceeds from issuance of common stock	0	90,634	1,500,003	0
Proceeds from notes issued during the period	176,750	726,237	1,759,371	0
Proceeds from factoring payable	0	55,665	(179,007)	(180,397)
Proceeds from pre-funded warrants, net of issuance costs	984	0	5,519,085	0
Proceeds from convertible notes issued during the period	750,000	0
Payments on Encompass acquisition liability	(50,000)	(44)
Payments on financing lease liability	(591,118)	(25,000)	(25,000)
Payments on line of credit	(348,952)	0
Net cash (used in) provided by financing activities - continuing operations	(842,626)	837,492
Net cash used in financing activities - discontinued operations	0	(91,452)
Net cash (used in) provided by financing activities	(842,626)	746,040	8,415,832	6,023,067
NET CHANGE IN CASH	(4,597,294)	(34,520)	4,940,171	207,381
Cash, Beginning of Period	5,051,445	326,115	326,115	118,734
CASH, END OF THE PERIOD	454,151	291,595	5,051,445	326,115
Supplemental disclosure of cash flow information:
Cash paid for interest expense	418,689	135,205	212,476	111,331
Non-cash investing and financing activities:
Shares issued			0	325,279
Escrow shares released from stock payable			0	127,710
Shares issued as conversion of debt			0	155,565
Shares issued as payment for March 2025 promissory Note			706,955	0
Preferred shares issued as conversion of Underwriting Fee as contemplated by the business combination transaction			0	4,370,000
Shares issued as part of stock grants to vendors			0	625,750
Shares issued on conversion of the Exchange Note			1,739,840	600,000
Preferred shares issued as conversion of VSee debt as contemplated by the business combination transaction			0	220,000
Net liabilities acquired in reverse merger			0	19,359,122
Finance lease payable reclassed from financing activities to accounts payable			0	407,791
Common stock issued on conversion of notes payable	299,348	0
Common stock issued on conversion of Quantum note	521,721	0
Common stock issued to settle directors’ compensation payable	60,762	0
Common stock issued to settle executives’ compensation payable	555,457	0
Common stock issued to settle employees and consultants’ compensation payable	776,842	0
Common stock issued as consideration for investment in GoMyRX Inc.	649,800	0
Common and preferred stock issued to settle accounts payable	1,573,800	0
IDoc Virtual Telehealth Solutions, Inc
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Stock-based compensation	13,023	10,238
Non-cash investing and financing activities:
Shares issued			0	68,907,052
Shares issued to settled iDoc debt holders			0	228,000
Digital Health Acquisition Corp
Non-cash investing and financing activities:
Shares issued as conversion of debt			0	1,268,000
Quantum Convertible Note
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt			0	2,700,000
Non-cash investing and financing activities:
Shares issued upon conversion			4,936,550	0
September 2024 Convertible Note
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt			0	2,000,000
Non-cash investing and financing activities:
Shares issued upon conversion			3,823,462	0
Equity Line Of Credit
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debt				760,000
Non-cash investing and financing activities:
Shares issued as conversion of debt			0	79,500
Additional Bridge Notes
Non-cash investing and financing activities:
Shares issued as principal payment of notes			0	159,881
Exchange Note
Non-cash investing and financing activities:
Shares issued as principal payment of notes			0	1,177,483
Working Capital Funds Advances
Non-cash investing and financing activities:
Shares issued upon conversion			0	405,000
Quantum Note Conversion
Non-cash investing and financing activities:
Shares issued upon conversion			530,000	0
March 2025 convertible Note
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Loss on extinguishment of loan			(138,020)
Non-cash investing and financing activities:
Shares issued upon conversion			303,053	0
Preferred Shares | IDoc Virtual Telehealth Solutions, Inc
Non-cash investing and financing activities:
Shares issued as conversion of debt			0	300,000
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash, Beginning of Period	$ 5,266,286	$ 326,115	326,115
CASH, END OF THE PERIOD			$ 5,266,286	$ 326,115